Note 5 - Credit Assets, Net of Allowance for Credit Losses - Portfolio Analysis (Details) - Loans [member] - CAD ($) $ in Thousands	Apr. 30, 2026	Jan. 31, 2026	Oct. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024
Statement Line Items [Line Items]
Principal amount	$ 5,658,214		$ 5,050,239	$ 4,507,180
Accrued interest	26,007		23,418	21,590
Total credit assets, net of allowance for credit losses	5,675,879		5,066,378	4,523,812
Provision for credit commitments [member]
Statement Line Items [Line Items]
Allowance for credit losses	(8,342)		(7,279)	(4,958)
Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Principal amount	979,093		1,007,232	958,249
Multi-family residential loans and other [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Allowance for credit losses	(1,643)	$ (1,689)	(1,848)	(1,958)	$ (2,262)	$ (2,520)
Receivable purchase program [member]
Statement Line Items [Line Items]
Principal amount	$ 4,679,121		$ 4,043,007	$ 3,548,931